Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07/31/2012	PAGE 1

A.	DATES					Begin	End	# days
1	Payment Date						8/15/2012
2	Collection Period					7/1/2012	7/31/2012	31
3	Monthly Interest Period-Actual					7/16/2012	8/14/2012	30
4	Monthly Interest - Scheduled					7/15/2012	8/14/2012	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	179,640,000.00	129,315,534.95	—	—	23,977,332.20	105,338,202.75	0.5863850
6	Class A-2 Notes	200,000,000.00	200,000,000.00	—	—	—	200,000,000.00	1.0000000
7	Class A-3 Notes	203,670,000.00	203,670,000.00	—	—	—	203,670,000.00	1.0000000
8	Class A-4 Notes	60,000,000.00	60,000,000.00	—	—	—	60,000,000.00	1.0000000
9	Total Class A Notes	643,310,000.00	592,985,534.95	0.00	0.00	23,977,332.20	569,008,202.75
10	Class B Notes	30,450,000.00	30,450,000.00	—	—	—	30,450,000.00	1.0000000

11	Total Notes	$673,760,000.00	623,435,534.95	$0.00	$0.00	$23,977,332.20	599,458,202.75

	Overcollateralization
12	Exchange Note	76,131,851.69	76,131,851.69				76,131,851.69
13	Series 2012-A Notes	11,426,665.22	20,094,574.03				22,839,555.51
14	Total Overcollateralization	87,558,516.91	96,226,425.72				98,971,407.20
15	Total Target Overcollateralization	$98,971,407.20	98,971,407.20				98,971,407.20

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	0.32800%	35,346.25	0.1967616	23,977,332.20	133.4743498	0.00
17	Class A-2 Notes	0.71000%	118,333.33	0.5916667	0.00	0.0000000	0.00
18	Class A-3 Notes	0.93000%	157,844.25	0.7750000	0.00	0.0000000	0.00
19	Class A-4 Notes	1.06000%	53,000.00	0.8833333	0.00	0.0000000	0.00
20	Total Class A Notes		364,523.83	0.5666379	23,977,332.20	37.2718164	0.00
21	Class B Notes	1.49000%	37,808.75	1.2416667	0.00	0.0000000	0.00

22	Totals		402,332.58	0.5971452	23,977,332.20	35.5873489	0.00

		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	685,186,665.00	647,695,764.60				628,586,648.96

	Reference Pool Balance Data		Initial	Current
24	Discount Rate		3.50%	3.50%
25	Aggregate Securitization Value		761,318,516.91	698,429,609.95
26	Aggregate Base Residual Value (Not Discounted)		509,718,503.66	482,160,532.74
			Units	Securitization Value
27	Securitization Value—Beginning of Period		39,943	719,661,960.67
28	Depreciation/Payments			(8,754,224.59)
29	Gross Credit Losses		(43)	(709,137.11)
30	Scheduled & Early Terminations		(339)	(3,990,333.11)
31	Payoff Units & Lease Reversals		(553)	(7,778,655.91)
32	Repurchased Leases		—	—

33	Securitization Value—End of Period		39,008	698,429,609.95

World Omni Automobile Lease Securitization Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07/31/2012	PAGE 2

C.	SERVICING FEE
34	Servicing Fee Due				599,718.30
35	Unpaid Servicing Fees - Prior Collection Periods				0.00
36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(880,623.26)

D.	RESERVE ACCOUNT
	Reserve Account Balances:
37	Required Reserve Account Balance (.5% of Initial Securitization Value)				3,806,592.58
38	Beginning Reserve Account Balance				3,806,592.58
39	Ending Reserve Account Balance				3,806,592.58

E.	POOL STATISTICS
	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	38,351	99.42%	689,577,058.27
41	31 - 60 Days Delinquent	192	0.50%	3,104,890.03
42	61 - 90 Days Delinquent	22	0.06%	410,868.83
43	91+ Days Delinquent	11	0.02%	184,522.70

44	Total	38,576	100.00%	693,277,339.83

45	Current Period Net Residual Losses/(Gains)				(408,811.96)

46	Current Period Net Credit Losses/(Gains)				150,086.95

World Omni Automobile Lease Securitization Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07/31/2012	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT
	COLLECTED AMOUNTS

47	Collected Amounts	26,108,674.29

48	Investment Earnings on Collection Account	4,724.90

49	Total Collected Amounts, prior to Servicer Advances	26,113,399.19

50	Servicer Advance	0.00

51	Total Collected Amounts—Available for Distribution	26,113,399.19

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT
52	Servicing Fee	599,718.30
53	Interest on the Exchange Note—to the Trust Collection Account	804,222.24
54	Principal on the Exchange Note—to the Trust Collection Account	19,109,115.64
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	1,703,748.49
56	Remaining Funds Payable to Trust Collection Account	3,896,594.52

57	Total Distributions	26,113,399.19

G.	TRUST COLLECTION ACCOUNT
	AVAILABLE FUNDS
58	Available Funds	25,513,680.89

59	Investment Earnings on Reserve Account	465.43
60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	25,514,146.32

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT
62	Administration Fee	29,985.92
63	Class A Noteholders’s Interest Distributable Amount	364,523.83
64	Noteholders’ First Priority Principal Distributable Amount	0.00
65	Class B Noteholders’s Interest Distributable Amount	37,808.75
66	Noteholders’ Second Priority Principal Distributable Amount	0.00
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	0.00
68	Noteholders’ Regular Principal Distributable Amount	23,977,332.20
69	Remaining Funds Payable to Certificateholder	1,104,495.62

70	Total Distributions	25,514,146.32